1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

June 26, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Lazard Funds, Inc.
Securities Act File No. 33-40682
Investment Company Act File No. 811-06312
Post-Effective Amendment No. 152

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the “Fund”), attached herewith for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is the above-referenced Post-Effective Amendment No. 152 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). This filing relates to Lazard Government Money Market Portfolio, a new series of the Fund, and should have no effect on the existing series of the Fund. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment, please do not hesitate to contact Stephen Rutman at (212) 641-5697 or me at (212) 698-3526.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai